Capital and Capital Reserves (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2018	Dec. 31, 2017
Capital Reserves [Line Items]
Number of shares, Authorized	501,000,000	501,000,000
Number of shares, Registered and paid up	28,003,186	19,203,186